Income tax (Details 4)	12 Months Ended				24 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)
Statement [Line Items]
Currency translation adjustment		$ (370,000,000)	$ (8,888,000,000)	$ (24,100,000,000)
Ending of the year	$ (193,591,000,000)				$ (250,468,000,000)
Borrowings [Member]
Statement [Line Items]
Beginning of the year	368,000,000				3,811,000,000
Charged to the Statement of Income	(329,000,000)				(3,443,000,000)
Currency translation adjustment	0					$ 0
Revaluation surplus		0			0
Ending of the year	39,000,000				368,000,000
Trade And Other Receivables [Member]
Statement [Line Items]
Beginning of the year	(1,242,000,000)				(1,248,000,000)
Charged to the Statement of Income	167,000,000				6,000,000
Currency translation adjustment	0					0
Revaluation surplus		0			0
Ending of the year	(187,682,000,000)				(1,242,000,000)
Investment Properties And Property, Plant And Equipment [Member]
Statement [Line Items]
Beginning of the year	(218,228,000,000)				(231,583,000,000)
Charged to the Statement of Income	32,156,000,000				8,842,000,000
Currency translation adjustment	(1,193)					5,319
Revaluation surplus		(417)			(806)
Ending of the year	(187,682,000,000)				(218,228,000,000)
Investments [Member]
Statement [Line Items]
Beginning of the year	(110,000,000)				(24,000,000)
Charged to the Statement of Income	(2,494,000,000)				(86,000,000)
Currency translation adjustment	0					0
Revaluation surplus		0			0
Ending of the year	(2,604,000,000)				(110,000,000)
Intangible Assets [Member]
Statement [Line Items]
Beginning of the year	(1,466)			(265)		(265)
Charged to the Statement of Income	(296,000,000)				(1,201,000,000)
Currency translation adjustment	0					0
Revaluation surplus		0			0
Ending of the year	(1,762)				(1,466)
Tax inflation adjustment [Member]
Statement [Line Items]
Beginning of the year	(31,714)			$ (66,114)		(66,114)
Charged to the Statement of Income	21,214,000,000				34,400,000,000
Currency translation adjustment	0					0
Revaluation surplus		0			0
Ending of the year	(10,500)				(31,714)
Inventories [Member]
Statement [Line Items]
Beginning of the year	(2,760,000,000)				(3,193,000,000)
Charged to the Statement of Income	(735,000,000)				(395,000,000)
Currency translation adjustment	(258)					(828)
Revaluation surplus		0			0
Ending of the year					(2,760,000,000)
Ending of the year	(3,753,000,000)				2,760,000,000
Subtotal Liabilities [Member]
Statement [Line Items]
Beginning of the year	(262,104,000,000)				(310,102,000,000)
Charged to the Statement of Income	(50,546,000,000)				41,239,000,000
Currency translation adjustment	(1,376)					7,565
Revaluation surplus		(417)			(806)
Ending of the year	(213,351,000,000)				(262,104,000,000)
Tax Loss Carry-forwards [Member]
Statement [Line Items]
Beginning of the year	3,238				10,542
Charged to the Statement of Income	5,371,000,000				(4,896,000,000)
Currency translation adjustment	141					(2,408)
Revaluation surplus		0			0
Ending of the year	8,750				3,238
Subtotal Assets [Member]
Statement [Line Items]
Beginning of the year	11,636,000,000				21,144,000,000
Charged to the Statement of Income	7,681,000,000				(5,916,000,000)
Currency translation adjustment	443					(3,592)
Revaluation surplus		0			0
Ending of the year	19,760,000,000				11,636,000,000
Biological Assets [Member]
Statement [Line Items]
Beginning of the year	(5,855,000,000)				(9,442,000,000)
Charged to the Statement of Income	2,430,000,000				2,201,000,000
Currency translation adjustment	93					1,386
Revaluation surplus		0			0
Ending of the year	(3,332,000,000)				(5,855,000,000)
Others Liabilities [member]
Statement [Line Items]
Beginning of the year	(1,097,000,000)				2,044,000,000
Charged to the Statement of Income	(1,567,000,000)				915,000,000
Currency translation adjustment	(18)					32
Revaluation surplus		0			0
Ending of the year	2,682,000,000				(1,097,000,000)
Assets/ (Liabilities), Net [Member]
Statement [Line Items]
Beginning of the year	(250,468,000,000)				(288,958,000,000)
Charged to the Statement of Income	58,227,000,000				35,323,000,000
Currency translation adjustment	(933)					3,973
Revaluation surplus		(417)			(806)
Ending of the year	(193,591,000,000)				(250,468,000,000)
Trade And Other Payables [Member]
Statement [Line Items]
Beginning of the year	3,296,000,000				2,781,000,000
Charged to the Statement of Income	2,289,000,000				515,000,000
Currency translation adjustment	0				0
Revaluation surplus		0			0
Ending of the year	5,585,000,000				3,296,000,000
Others [Member]
Statement [Line Items]
Beginning of the year	5,102,000,000				7,821,000,000
Charged to the Statement of Income	21,000,000				(1,535,000,000)
Currency translation adjustment	302					$ (1,184)
Revaluation surplus		$ 0			0
Ending of the year	$ 5,425				$ 5,102,000,000